Segment Reporting - Segment Results Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Revenues	$ 592,797	$ 452,254	$ 1,138,659	$ 958,748
Voyage expenses	(23,890)	(33,439)	(49,560)	(68,451)
Vessel operating expenses	(201,370)	(201,714)	(385,573)	(402,900)
Time-charter hire expense	(30,333)	(9,714)	(55,260)	(26,006)
Depreciation and amortization	(128,199)	(103,373)	(240,903)	(206,831)
General and administrative	(33,730)	(36,945)	(71,684)	(74,823)
Loan loss recoveries		2,521		2,521
Asset impairments	(500)		(15,996)
Gain on sale of vessels and equipment		9,615	1,643	9,453
Restructuring charges	742	244	(8,384)	(395)
Income (loss) from vessel operations	175,517	79,449	312,942	191,316
Shuttle Tanker, FSO and Offshore Support Segment [Member]
Segment Reporting Information [Line Items]
Revenues	156,142	142,816	309,796	304,028
Voyage expenses	(19,979)	(24,890)	(41,619)	(56,619)
Vessel operating expenses	(42,030)	(46,989)	(83,779)	(93,007)
Time-charter hire expense	(10,762)	(4,975)	(17,745)	(16,387)
Depreciation and amortization	(30,691)	(27,039)	(60,872)	(54,376)
General and administrative	(7,812)	(8,005)	(17,343)	(17,382)
Asset impairments	(500)		(15,996)
Gain on sale of vessels and equipment			1,643
Restructuring charges		820		268
Income (loss) from vessel operations	44,368	31,738	74,085	66,525
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	208,117	131,155	375,325	273,674
Voyage expenses	(9)	(172)	(18)	(172)
Vessel operating expenses	(97,245)	(92,436)	(185,372)	(185,940)
Depreciation and amortization	(56,683)	(38,056)	(99,579)	(75,868)
General and administrative	(12,854)	(15,524)	(26,694)	(30,865)
Loan loss recoveries		2,521		2,521
Income (loss) from vessel operations	41,326	(12,512)	63,662	(16,650)
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Revenues	77,873	81,970	155,355	163,393
Voyage expenses		(739)		(1,572)
Vessel operating expenses	(17,893)	(17,139)	(33,519)	(33,650)
Depreciation and amortization	(18,002)	(17,888)	(36,309)	(36,001)
General and administrative	(6,922)	(6,294)	(16,169)	(13,494)
Income (loss) from vessel operations	35,056	39,910	69,358	78,676
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	150,665	96,313	298,183	217,653
Voyage expenses	(3,902)	(7,638)	(7,923)	(10,088)
Vessel operating expenses	(44,202)	(45,150)	(82,903)	(90,303)
Time-charter hire expense	(19,571)	(4,739)	(37,515)	(9,619)
Depreciation and amortization	(22,823)	(20,390)	(44,143)	(40,586)
General and administrative	(6,142)	(7,122)	(11,478)	(13,082)
Gain on sale of vessels and equipment		9,615		9,453
Restructuring charges	742	(576)	(8,384)	(663)
Income (loss) from vessel operations	$ 54,767	$ 20,313	$ 105,837	$ 62,765